Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Deduction, Percent	0.28%	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%		21.00%	21.00%
Net operating loss carryforwards, expiration year			2041
Valuation allowance			$ 72,425,000	$ 539,000
Unrecognized tax benefits			0	0
Accrued for interest and penalties			0
Tangible asset impairment charges			0	0
Goodwill, impairment loss			$ 0	0
Income tax examination, likelihood			greater than 50% likelihood
Penalties and interest accrued			$ 0	$ 0
AST LLC [Member]
Operating Loss Carryforwards [Line Items]
Noncontrolling interests percenatge			51.00%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Operating Loss Carryforwards [Line Items]
Concentration risk, percentage			100.00%
Three Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Operating Loss Carryforwards [Line Items]
Concentration risk, percentage			53.00%
Three Customers [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member]
Operating Loss Carryforwards [Line Items]
Concentration risk, percentage			42.00%	50.00%
Two Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Operating Loss Carryforwards [Line Items]
Concentration risk, percentage				76.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards (gross)			$ 32,000,000.0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
State net operating loss carryforwards (gross)			2,500,000
Amount of operating loss carryforwards subject to expiration			700,000
Remaining amount of operating loss carryforwards not subject to expiration			1,800,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards (gross)			$ 6,100,000